Provisions for legal claims (Tables)	12 Months Ended
Dec. 31, 2017
Provisions For Legal Claims Tables
Schedule of provisions for litigation

The changes in provisions for litigation as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Balances at the beginning of the period	$18,516	$13,386
Provisions constituted	14,490	11,116
Provisions used	(21,287)	(5,985)

Balances at the end of the period	$11,720	$18,516